Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Accounts receivable	$143,885	$139,125
Less: Allowance for credit losses for accounts receivable	(2,700)	(2,861)
Total	$141,185	$136,264

Schedule of Movement of Allowance of Credit Losses for Accounts Receivable

Movement of allowance for credit losses for accounts receivable:

	For the Six Months Ended June 30, 2026	Year Ended December 31, 2025
Beginning balance	$2,861	$3,045
Recovery of credit losses	(221)	(69)
Written-off	(29)	(180)
Foreign currency translation adjustments	89	65
Ending balance	$2,700	$2,861